Operations and reorganization - Narrative Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014 USD ($)	Dec. 31, 2018 Vote
Class A ordinary shares
Operations and reorganization
Number of votes each share is entitled to		1
Number of Class A shares converted from Class B shares		1
Class B ordinary shares
Operations and reorganization
Number of votes each share is entitled to		3
IPO | Class A ordinary shares
Operations and reorganization
Proceeds from IPO | $	$ 306.5
Weimeng
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs		100.00%
Weibo Interactive
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs		100.00%
Weibo HK
Operations and reorganization
Percentage of Direct/Indirect Economic Interest		100.00%
Weibo Technology
Operations and reorganization
Percentage of Direct/Indirect Economic Interest		100.00%